Current tax receivables, current tax liabilities and non-current liabilities	18 Months Ended
Oct. 31, 2018
Current tax receivables, current tax liabilities and non-current liabilities [Abstract]
Current tax receivables, current tax liabilities and non-current liabilities
23 Current tax receivables, current tax liabilities and non-current liabilities

Current tax receivables

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Corporation tax		24,504		1,637

The current tax receivable at October 31, 2018 is $24.5m (April 30, 2017: $1.6m). The brought forward current tax receivable balance relates mainly to the US and has been partially refunded, with the balance offset against current period tax liabilities.

Current tax liabilities

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Corporation tax		124,071		42,679

The current tax creditor at October 31, 2018 is $124.1m (April 30, 2017: $42.7m). The creditor has increased due to the enlargement of the Group due to the acquisition of the HPE Software business and current year tax charges exceeding cash tax payments made. Within current tax liabilities is $67.7m in respect of the Group’s income tax reserve, the majority of which relate to the risk of challenge from local tax authorities to the transfer pricing arrangements of the Group.

Non-current tax liabilities

	October 31, 2018		April 30, 2017
	$	’000	$	’000

Corporation tax		131,048		-

The non-current tax creditor is $131.0m (April 30, 2017: $nil). The non-current creditor reflects the US transition tax payable more than 12 months after the balance sheet date.